Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 6,955	$ 24,021	$ 8,072
Weighted average number of shares outstanding used in the basic earnings per share	2,181	2,243	2,277
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	16	17	19
Weighted average number of shares in diluted earnings per share	2,197	2,260	2,296
Total basic earnings per share | $ / shares	$ 3.19	$ 10.71	$ 3.55
Total diluted earnings per share | $ / shares	$ 3.17	$ 10.63	$ 3.52
Options excluded from the calculation	0	0	0